Segmented Information	6 Months Ended
Jul. 31, 2022
Segmented Information.
Segmented Information

Note 22 - Segmented Information

We review our operating results, assess our performance, make decisions about resources, and generate discrete financial information at the single enterprise level. Accordingly, we have determined that we operate in one reportable business segment providing logistics technology solutions. The following tables provide our disaggregated revenue information by geographic location of customer and revenue type:

	Three Months Ended		Six Months Ended
	July 31,	July 31,	July 31,	July 31,
	2022	2021	2022	2021
Revenues
United States	78,569	59,086	147,633	114,343
Europe, Middle-East and Africa	30,746	31,861	65,377	62,948
Canada	9,171	9,209	17,457	17,581
Asia Pacific	4,525	4,414	8,939	8,536
	123,011	104,570	239,406	203,408

	Three Months Ended		Six Months Ended
	July 31,	July 31,	July 31,	July 31,
	2022	2021	2022	2021
Revenues
Services	109,372	93,479	212,205	181,799
Professional services and other	10,359	9,935	21,607	19,114
License	3,280	1,156	5,594	2,495
	123,011	104,570	239,406	203,408

License revenues are derived from perpetual licenses granted to our customers to use our software products. Services revenues are comprised of ongoing transactional and/or subscription fees for use of our services and products by our customers and maintenance, which include revenues associated with maintenance and support of our services and products. Professional services and other revenues are comprised of professional services revenues from consulting, implementation and training services related to our services and products, hardware revenues and other revenues.

The following table provides information by geographic area of operation for our long-lived assets. Long-lived assets represent property and equipment and intangible assets that are attributed to geographic areas.

	July 31,	January 31,
	2022	2022
Total long-lived assets
United States	145,327	102,649
Europe, Middle-East and Africa	36,476	43,922
Canada	74,569	84,943
Asia Pacific	7,593	8,912
	263,965	240,426